Summary of Warrants Exercise Transactions (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) shares $ / shares
September 2019 Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	2,000,000
Proceeds from exercise of options | $	$ 3,300,000
Exercise Price | $ / shares	$ 1.65
February 2020 Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	1,739,130
Proceeds from exercise of options | $	$ 2,086,956
Exercise Price | $ / shares	$ 1.20
July 2020 Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	20,945,555
Proceeds from exercise of options | $	$ 9,425,500
Exercise Price | $ / shares	$ 0.45
July 2020 Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	1,866,667
Proceeds from exercise of options | $	$ 1,050,000
Exercise Price | $ / shares	$ 0.5625
August 2020 Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	7,589,883
Proceeds from exercise of options | $	$ 3,567,245
Exercise Price | $ / shares	$ 0.47
August 2020 Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	869,952
Proceeds from exercise of options | $	$ 612,501
Exercise Price | $ / shares	$ 0.7040625